[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

February 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services
RE:	The Gabelli Equity Series Funds, Inc. (the “Company”)
File Nos. 033-41913/811-06367

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 39 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. This Amendment was filed electronically on January 28, 2016 (Accession #0001193125-16-441917).

If you have any questions, concerning this filing, you may contact the undersigned at (212) 735-2502.

Very truly yours,
/s/ Raymond Z. Ling
Raymond Z. Ling, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP

cc:	B. Alpert – Gabelli Funds, LLC

A. Mullady – Gabelli Funds, LLC

A. Mango – Gabelli Funds, LLC

H. Robichaud

A. Lonergan